NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

April 13, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE: NorthQuest Capital Fund, Inc.     File Nos. 333-63419 and 811-10419

       Rule 497 (j) Certification

To SEC Staff:

   The undersigned officer of the NorthQuest Capital Fund, Inc., (the “Fund”), does hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and the Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those filed in the Post-Effective Amendment No. 47 to Form N-1A Registration Statement, which was filed electronically with the Securities and Exchange Commission on April 13, 2023.

Sincerely,

By:  /s/ Peter J. Lencki

              Peter J. Lencki

              President